Restructuring Accrual	6 Months Ended
Dec. 31, 2011
Restructuring and Related Activities [Abstract]
Restructuring Accrual [Text Block]
Restructuring Accrual

Changes in the Company's restructuring accrual were as follows:

Six Months Ended December 31,	2011	2010
(In thousands)
Balance at beginning of period	$8,042	$5,538
Cash payments	(5,241)	(1,604)
Balance at end of period	$2,801	$3,934